Inventories - Continuity of the Inventory Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Inventory Disclosure [Abstract]
Beginning balance	$ 1,775	$ 1,938	$ 1,847
Additional charges	330	85	291
Deductions	(230)	(248)	(200)
Ending balance	$ 1,875	$ 1,775	$ 1,938